Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Employee Benefit Plans
Employee benefit plans

BNY Mellon has defined benefit and/or defined contribution retirement plans covering substantially all full-time and eligible part-time employees and other post-retirement plans providing healthcare benefits for certain retired employees.
Pension and post-retirement healthcare plans

The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2014	2013	2014	2013	2014	2013	2014	2013
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.13%	4.99%	3.33%	4.29%	4.13%	4.99%	3.10%	4.21%
Rate of compensation increase	3.00	3.00	3.29	3.71	3.00	3.00	—	—
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(3,712)	$(4,093)	$(1,021)	$(880)	$(224)	$(226)	$(7)	$(6)
Service cost	(58)	(63)	(33)	(36)	(1)	(2)	—	—
Interest cost	(180)	(170)	(43)	(38)	(11)	(9)	—	—
Employee contributions	—	—	(1)	(1)	—	—	—	—
Amendments	—	—	3	(2)	—	—	—	—
Actuarial gain (loss)	(687)	443	(169)	(66)	(8)	(5)	(1)	—
(Acquisitions) divestitures	—	—	—	1	—	—	—	—
Special termination benefits	(1)	—	—	—	—	—	—	—
Benefits paid	178	171	19	21	34	18	—	—
Foreign exchange adjustment	N/A	N/A	68	(20)	N/A	N/A	—	(1)
Benefit obligation at end of period	(4,460)	(3,712)	(1,177)	(1,021)	(210)	(224)	(8)	(7)
Change in fair value of plan assets
Fair value at beginning of period	4,721	4,278	930	782	86	78	—	—
Actual return on plan assets	383	589	88	107	7	8	—	—
Employer contributions	16	25	56	43	34	18	—	—
Employee contributions	—	—	1	1	—	—	—	—
Acquisitions (divestitures)	—	—	—	(1)	—	—	—	—
Benefit payments	(178)	(171)	(19)	(21)	(34)	(18)	—	—
Foreign exchange adjustment	N/A	N/A	(59)	19	N/A	N/A	—	—
Fair value at end of period	4,942	4,721	997	930	93	86	—	—
Funded status at end of period	$482	$1,009	$(180)	$(91)	$(117)	$(138)	$(8)	$(7)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	$1,668	$1,174	$382	$256	$146	$150	$—	$(1)
Prior service cost (credit)	(31)	(46)	1	5	(79)	(89)	—	—
Total (before tax effects)	$1,637	$1,128	$383	$261	$67	$61	$—	$(1)

(a)	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.

Net periodic benefit cost (credit)	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollar amounts in millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012	2014	2013	2012
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$4,430	$4,121	$3,763	$898	$790	$698	$86	$80	$78	N/A	N/A	N/A
Discount rate	4.99%	4.25%	4.75%	4.29%	4.49%	4.97%	4.99%	4.25%	4.75%	4.21%	4.50%	5.00%
Expected rate of return on plan assets	7.25	7.25	7.38	6.26	6.04	6.30	7.25	7.25	7.38	N/A	N/A	N/A
Rate of compensation increase	3.00	3.00	3.00	3.71	3.49	3.57	3.00	3.00	3.00	N/A	N/A	N/A
Components of net periodic benefit cost (credit):
Service cost	$58	$63	$59	$33	$36	$32	$1	$2	$2	$—	$—	$—
Interest cost	180	170	169	43	38	35	11	9	12	—	—	—
Expected return on assets	(315)	(292)	(272)	(58)	(46)	(45)	(6)	(6)	(6)	—	—	—
Amortization of:
Net initial obligation (asset)	—	—	—	—	—	—	—	—	3	—	—	—
Prior service cost (credit)	(15)	(16)	(16)	1	—	—	(10)	(10)	(2)	—	—	—
Net actuarial (gain) loss	125	205	167	15	15	12	11	12	9	—	—	—
Settlement (gain) loss	—	3	—	—	—	—	—	—	—	—	—	—
Special termination benefit charge	1	—	—	—	—	—	—	—	—	—	—	—
Net periodic benefit cost (credit)	$34	$133	$107	$34	$43	$34	$7	$7	$18	$—	$—	$—

Changes in other comprehensive (income) loss in 2014	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$619	$139	$7	$1
Recognition of prior years’ net (loss)	(125)	(15)	(11)	—
Prior service cost (credit) arising during period	—	(3)	—	—
Recognition of prior years’ service (cost) credit	15	(1)	10	—
Foreign exchange adjustment	N/A	2	N/A	—
Total recognized in other comprehensive (income) loss (before tax effects)	$509	$122	$6	$1

Amounts expected to be recognized in net periodic benefit cost (income) in 2015 (before tax effects)	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Loss recognition	$111	$23	$11	$—
Prior service (credit) recognition	(31)	—	(10)	—

	Domestic		Foreign
(in millions)	2014	2013	2014	2013
Pension benefits:
Prepaid benefit cost	$708	$1,209	$—	$—
Accrued benefit cost	(226)	(200)	(180)	(91)
Total pension benefits	$482	$1,009	$(180)	$(91)
Healthcare benefits:
Accrued benefit cost	$(117)	$(138)	$(8)	$(7)
Total healthcare benefits	$(117)	$(138)	$(8)	$(7)

The accumulated benefit obligation for all defined benefit plans was $5.4 billion at Dec. 31, 2014 and $4.5 billion at Dec. 31, 2013.

Plans with obligations in excess of plan assets	Domestic		Foreign
(in millions)	2014	2013	2014	2013
Projected benefit obligation	$227	$200	$392	$304
Accumulated benefit obligation	225	199	375	294
Fair value of plan assets	—	—	313	242

For information on pension assumptions see “Critical accounting estimates.”

Assumed healthcare cost trend - Domestic post-retirement healthcare benefits

The assumed healthcare cost trend rate used in determining benefit expense for 2015 is 6.75% decreasing to 4.75% in 2022. This projection is based on various economic models that forecast a decreasing growth rate of healthcare expenses over time. The underlying assumption is that healthcare expense growth cannot outpace gross national product (“GNP”) growth indefinitely, and over time a lower equilibrium growth rate will be achieved. Further, the growth rate assumed in 2022 bears a reasonable relationship to the discount rate.

An increase in the healthcare cost trend rate of one percentage point for each year would increase the accumulated post-retirement benefit obligation by $15 million, or 7%, and the sum of the service and interest costs by $1 million, or 7%. Conversely, a decrease in this rate of one percentage point for each year would decrease the benefit obligation by $13 million, or 6%, and the sum of the service and interest costs by $1 million, or 6%.

Assumed healthcare cost trend - Foreign post-retirement healthcare benefits

An increase in the healthcare cost trend rate of one percentage point for each year would increase the accumulated post-retirement benefit obligation by less than $1 million and the sum of the service and interest costs by less than $1 million. Conversely, a decrease in this rate of one percentage point for each year would decrease the benefit obligation by less than $1 million and the sum of the service and interest costs by less than $1 million.

The following benefit payments for BNY Mellon’s pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2015	$238	$13
	2016	255	15
	2017	256	16
	2018	252	19
	2019	253	18
	2020-2024	1,276	120
Total pension benefits		$2,530	$201
Healthcare benefits:
Year	2015	$14	$—
	2016	14	—
	2017	15	—
	2018	15	—
	2019	15	1
	2020-2024	68	1
Total healthcare benefits		$141	$2

Plan contributions

BNY Mellon expects to make cash contributions to fund its defined benefit pension plans in 2015 of $19 million for the domestic plans and $42 million for the foreign plans.

BNY Mellon expects to make cash contributions to fund its post-retirement healthcare plans in 2015 of $14 million for the domestic plans and less than $1 million for the foreign plans.
Investment strategy and asset allocation

BNY Mellon is responsible for the administration of various employee pension and healthcare post-retirement benefits plans, both domestically and internationally. The domestic plans are administered by BNY Mellon’s Benefits Administration Committee, a named fiduciary. Subject to the following, at all relevant times, BNY Mellon’s Benefits Investment Committee, another named fiduciary to the domestic plans, is responsible for the investment of plan assets. The Benefits Investment Committee’s responsibilities include the investment of all domestic defined benefit plan assets, as well as the determination of investment options offered to participants in all domestic defined contribution plans. The Benefits Investment Committee conducts periodic reviews of investment performance, asset allocation and investment manager suitability. In addition, the Benefits Investment Committee has oversight of the Regional Governance Committees for the foreign defined benefit plans.

Our investment objective for U.S. and foreign plans is to maximize total return while maintaining a broadly diversified portfolio for the primary purpose of satisfying obligations for future benefit payments.

Equities are the main holding of the plans. Alternative investments (including private equities) and fixed income securities provide diversification and, in certain cases, lower the volatility of returns. In general, equity securities and alternative investments within any domestic plan’s portfolio can be maintained in the range of 30% to 70% of total plan assets, fixed-income securities can range from 20% to 50% of plan assets and cash equivalents can be held in amounts ranging from 0% to 5% of plan assets. Actual asset allocation within the approved ranges varies from time to time based on economic conditions (both current and forecast) and the advice of professional advisors.

Our pension assets were invested as follows at Dec. 31, 2014 and 2013:

Asset allocations	Domestic		Foreign
	2014	2013	2014	2013
Equities	63%	63%	56%	63%
Fixed income	31	30	36	29
Private equities	2	2	—	—
Alternative investment	3	3	2	4
Real estate	—	—	5	4
Cash	1	2	1	—
Total pension benefits	100%	100%	100%	100%

We held no The Bank of New York Mellon Corporation stock in our pension plans at Dec. 31, 2014 and 2013. Assets of the U.S. post-retirement healthcare plan are invested in an insurance contract.

Fair value measurement of plan assets

In accordance with ASC 715, BNY Mellon has established a three-level hierarchy for fair value measurements of its pension plan assets based upon the transparency of inputs to the valuation of an asset as of the measurement date. The valuation hierarchy is consistent with guidance in ASC 820 which is detailed in Note 20 of the Notes to Consolidated Financial Statements.

The following is a description of the valuation methodologies used for assets measured at fair value, as well as the general classification of such assets pursuant to the valuation hierarchy.

Cash and currency

This category consists primarily of foreign currency balances and is included in Level 1 of the valuation hierarchy. Foreign currency is translated monthly based on current exchange rates.

Common and preferred stock, exchange traded funds and equity funds

These investments include equities, exchange traded funds and equity funds and are valued at the closing price reported in the active market in which the individual securities are traded, if available. Where there are no readily available market quotations, we determine fair value primarily based on pricing sources with reasonable levels of price transparency.

Venture capital investments and partnership interests

There are no readily available market quotations for these funds. The fair value of the investments is based on the pension plan’s ownership percentage of the fair value of the underlying funds as provided by the fund managers. These funds are typically valued on a quarterly basis. The pension plan’s venture capital investments and partnership interests are valued at NAV as a practical expedient for fair value and classified as Level 3 of the valuation hierarchy.

Collective trust funds

Collective trust funds include commingled and U.S. equity funds that have no readily available market quotations. The fair value of the funds are based on the securities in the portfolio, which typically are the amount that the fund might reasonably expect to receive for the securities upon a sale. These funds are valued using observable inputs on either a daily or monthly basis. Collective trust funds are included as Level 2 of the valuation hierarchy.

Fixed income investments

Fixed income investments include U.S. Treasury securities, U.S. Government agencies, sovereign government obligations, U.S. corporate bonds and foreign corporate debt funds. U.S. Treasury securities are valued at the closing price reported in the active market in which the individual security is traded and included as Level 1 of the valuation hierarchy. U.S. Government agencies, sovereign government obligations, U.S. corporate bonds and foreign corporate debt funds are valued based on quoted prices for comparable securities with similar yields and credit ratings. When quoted prices are not available for identical or similar bonds, the bonds are valued using discounted cash flows that maximize observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks. U.S. Government agencies, sovereign government obligations, U.S. corporate bonds and foreign corporate debt funds are primarily included as Level 2 of the valuation hierarchy with a small portion of foreign corporate debt funds included as Level 3.

Funds of funds

There are no readily available market quotations for these funds. The fair value of the fund is based on NAVs of the funds in the portfolio, which reflects the value of the underlying securities. The fair value of the underlying securities is typically the amount that the fund might reasonably expect to receive upon selling those hard to value or illiquid securities within the portfolios. These funds are valued using unobservable inputs on a monthly basis and are included as Level 3 of the valuation hierarchy.

The following tables present the fair value of each major category of plan assets as of Dec. 31, 2014 and Dec. 31, 2013, by captions and by ASC 820 valuation hierarchy. There were no transfers between Level 1 and Level 2.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,468	$—	$—	$1,468
Non-U.S. equity	132	—	—	132
Collective trust funds:
Commingled	—	342	—	342
U.S. equity	—	1,344	—	1,344
Venture capital and partnership interests	—	—	91	91
Fixed income:
U.S. Treasury securities	438	—	—	438
U.S. Government agencies	—	59	—	59
Sovereign government obligations	—	91	—	91
U.S. corporate bonds	—	724	—	724
Other	—	32	—	32
Exchange traded funds	70	—	—	70
Funds of funds	—	—	151	151
Total domestic plan assets, at fair value	$2,108	$2,592	$242	$4,942

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$432	$125	$—	$557
Sovereign/government obligation funds	75	130	—	205
Corporate debt funds	60	74	20	154
Cash and currency	13	—	—	13
Venture capital and partnership interests	—	—	68	68
Total foreign plan assets, at fair value	$580	$329	$88	$997

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,285	$—	$—	$1,285
Non-U.S. equity	138	—	—	138
Collective trust funds:
Commingled	—	437	—	437
U.S. equity	—	1,334	—	1,334
Venture capital and partnership interests	—	—	86	86
Fixed income:
U.S. Treasury securities	379	—	—	379
U.S. Government agencies	—	70	—	70
Sovereign government obligations	—	102	—	102
U.S. corporate bonds	—	640	—	640
Other	—	41	—	41
Exchange traded funds	66	—	—	66
Funds of funds	—	—	143	143
Total domestic plan assets, at fair value	$1,868	$2,624	$229	$4,721

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$481	$130	$—	$611
Sovereign/government obligation funds	55	130	—	185
Corporate debt funds	—	67	19	86
Cash and currency	4	—	—	4
Venture capital and partnership interests	—	—	44	44
Total foreign plan assets, at fair value	$540	$327	$63	$930

Changes in Level 3 fair value measurements

The table below includes a rollforward of the plan assets for the years ended Dec. 31, 2014 and 2013 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs—domestic plans—for the year ended Dec. 31, 2014
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2013	$143	$86	$229
Total gains or (losses) included in earnings (or changes in net assets)	9	25	34
Purchases and sales:
Purchases	—	1	1
Sales	(1)	(21)	(22)
Fair value at Dec. 31, 2014	$151	$91	$242
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$7	$11	$18

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2014
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2013	$19	$44	$63
Transfers into Level 3	—	24	24
Total gains or (losses) included in earnings (or changes in net assets)	1	—	1
Fair value at Dec. 31, 2014	$20	$68	$88
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$1	$—	$1

Fair value measurements using significant unobservable inputs—domestic plans—for the year ended Dec. 31, 2013
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2012	$130	$105	$235
Total gains or (losses) included in earnings (or changes in net assets)	13	—	13
Purchases and sales:
Purchases	—	3	3
Sales	—	(22)	(22)
Fair value at Dec. 31, 2013	$143	$86	$229
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$11	$(14)	$(3)

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2013
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2012	$17	$41	$58
Total gains or (losses) included in earnings (or changes in net assets)	2	3	5
Fair value at Dec. 31, 2013	$19	$44	$63
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$2	$3	$5

Venture capital and partnership interests and funds of funds valued using net asset value per share

BNY Mellon had pension and post-retirement plan assets invested in venture capital and partnership interests and funds of funds valued using net asset value. The fund of funds investments are redeemable at net asset value under agreements with the fund of funds managers.

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2014
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$159	$11	N/A	N/A
Funds of funds (b)	151	—	Monthly	30-45 days
Total	$310	$11

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2013
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$130	$11	N/A	N/A
Funds of funds (b)	143	—	Monthly	30-45 days
Total	$273	$11

(a)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.

(b)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.
Defined contribution plans

We have an Employee Stock Ownership Plan (“ESOP”) covering certain domestic full-time employees with more than one year of service. The ESOP works in conjunction with the defined benefit pension plan. Employees are entitled to the higher of their benefit under the ESOP or such defined benefit pension plan at retirement. Benefits payable under the defined benefit pension plan are offset by the equivalent value of benefits earned under the ESOP.

At Dec. 31, 2014 and Dec. 31, 2013, the ESOP owned 6.4 million and 6.6 million shares of our common stock, respectively. The fair value of total ESOP assets was $263 million at Dec. 31, 2014 and $236 million at Dec. 31, 2013.

We recorded $198 million in 2014, $192 million in 2013 and $180 million in 2012 primarily for contributions to our defined contribution plans. There were no contributions to the ESOP in 2014, 2013 and 2012.

The Benefits Investment Committee appointed Fiduciary Counselors, Inc. to serve as the independent fiduciary to (i) make certain fiduciary decisions related to the continued prudence of offering the common stock of BNY Mellon or its affiliates as an investment option under the plans other than with respect to plan sponsor decisions, and (ii) select and monitor any managed investments (active or passive, including mutual funds) of BNY Mellon or its affiliates to be offered to participants as investment options under the plans.